As filed with the Securities and Exchange Commission on November 18, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

Helios High Yield Fund
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios High Yield Fund

Schedule of Investments (Unaudited)
September 30, 2010
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 3.4%
Energy - 0.9%
Kerr-McGee Corp.	6.88%	09/15/11	$1	$520
National Oilwell Varco Inc.	6.13	08/15/15	7	7,231
Williams Partners LP/Williams Partners Finance Corp. 10	7.25	02/01/17	500	595,576
Total Energy
(Cost - $507,452)				603,327
Services Cyclical - 0.0%
Allied Waste North American Inc.
(Cost - $499)	5.75	02/15/11	1	508
Telecommunications - 1.6%
Qwest Corp. 10
(Cost - $972,657)	6.88	09/15/33	1,100	1,086,250
Utility - 0.9%
The Williams Companies, Inc. 10	7.50	01/15/31	500	565,731
The Williams Companies, Inc.	8.13	03/15/12	1	539
Total Utility
(Cost - $492,823)				566,270
TOTAL INVESTMENT GRADE CORPORATE BONDS
(Cost - $1,973,431)				2,256,355
HIGH YIELD CORPORATE BONDS - 122.1%
Basic Industry - 17.6%
Ainsworth Lumber Co. Ltd. 1,3	11.00%	07/29/15	575	487,312
AK Steel Corp. 10	7.63	05/15/20	855	865,688
Appleton Papers Inc. 1,6	10.50	06/15/15	400	375,000
Berry Plastics Corp. 6	9.50	05/15/18	180	169,200
Cascades Inc. 3	7.75	12/15/17	850	886,125
Coleman Cable Inc. 6	9.00	02/15/18	1,010	1,032,725
Crown Cork & Seal Co., Inc.	7.38	12/15/26	850	830,875
Georgia-Pacific LLC 10	7.38	12/01/25	1,000	1,035,000
Huntsman International LLC 1	8.63	03/15/21	850	879,750
Millar Western Forest Products Limited 3	7.75	11/15/13	1,000	892,500
Steel Dynamics Inc. 1,6	7.63	03/15/20	850	881,875
USG Corp. 11	9.50	01/15/18	850	834,063
U.S. Steel Corp. 10	7.00	02/01/18	1,000	1,020,000
Verso Paper Holdings LLC/Verso Paper Inc.	11.50	07/01/14	850	930,750
Westlake Chemical Corp. 10	6.63	01/15/16	625	629,687
Total Basic Industry
(Cost $11,639,950)				11,750,550
Capital Goods - 11.0%
BE Aerospace Inc. 10	8.50	07/01/18	1,500	1,635,000
Bombardier Inc. 1,3,6	6.75	05/01/12	1	520
CNH America LLC	7.25	01/15/16	1,000	1,065,000
Hexion Finance Escrow LLC/Hexion Escrow Corp.	8.88	02/01/18	550	539,000
Mueller Water Products Inc.	7.38	06/01/17	425	375,062
Mueller Water Products Inc. 1	8.75	09/01/20	100	105,000
Owens-Illinois, Inc. 10	7.80	05/15/18	1,000	1,072,500
RBS Global, Inc. 6	8.50	05/01/18	445	452,231
Terex Corp. 10	7.38	01/15/14	950	971,375
Terex Corp.	8.00	11/15/17	500	500,625
Trimas Corp. 1,6	9.75	12/15/17	550	591,250
Total Capital Goods
(Cost $7,021,400)				7,307,563
Consumer Cyclical - 20.3%
Ace Hardware Corp. 1,6,10	9.13	06/01/16	850	907,375
Allison Transmission Inc. 1,6,10	11.00	11/01/15	10	10,850
American Axle & Manufacturing Inc.	7.88	03/01/17	700	693,875
ArvinMeritor Inc.	8.75	03/01/12	1	540
Beazer Homes USA, Inc.	9.13	06/15/18	425	397,906
Boyd Gaming Corp.	7.75	12/15/12	8	7,537
Easton-Bell Sports Inc. 6	9.75	12/01/16	1,000	1,086,250
Ford Motor Co.	6.50	08/01/18	1,000	1,017,500
Harrahs Operating Escrow LLC/Harrahs Escrow Corp.	11.25	06/01/17	1,000	1,095,000
Host Hotels & Resorts, Inc.	7.13	11/01/13	5	5,264
Hovnanian Enterprises Inc.	10.63	10/15/16	850	851,062
Levi Strauss & Co. 6	7.63	05/15/20	850	881,875
Limited Brands Inc. 10	7.60	07/15/37	1,000	980,000
MGM Mirage, Inc.	5.88	02/27/14	426	363,802
MGM Mirage, Inc.	10.38	05/15/14	425	472,813
Mohegan Tribal Gaming Authority	7.13	08/15/14	1	293
Nebraska Book Company Inc.	8.63	03/15/12	500	477,500
Quicksilver Inc.	6.88	04/15/15	8	7,106
Royal Caribbean Cruises Limited 3,10	7.25	06/15/16	500	520,000
Seneca Gaming Corp. 10	7.25	05/01/12	1,000	985,000
Standard Pacific Corp.	8.38	05/15/18	850	850,000
Starwood Hotels & Resorts Worldwide Inc.	7.88	05/01/12	1	536
Station Casinos Inc. 4	6.00	04/01/12	1	—
Tenneco Inc.	8.63	11/15/14	836	856,387
The Neiman Marcus Group Inc.	10.38	10/15/15	1,000	1,050,000
Total Consumer Cyclical
(Cost $13,026,846)				13,518,471
Consumer Goods – 0.0%
Smithfield Foods, Inc.
Total Consumer Goods
(Cost $7,450)	7.75	05/15/13	8	7,753
Consumer Non-Cyclical - 13.6%
ACCO Brands Corp.	10.63	03/15/15	1,000	1,117,500
Avis Budget Car Rental 6	9.63	03/15/18	1,000	1,057,500
B&G Foods, Inc.	7.63	01/15/18	1,000	1,041,250
Bumble Bee Foods LLC 6	7.75	12/15/15	900	963,000
Davita Inc.	6.63	03/15/13	6	5,930
Davita Inc.	7.25	03/15/15	455	472,347
Deluxe Corp. 10	7.38	06/01/15	1,000	1,030,000
Health Management Associates Inc. 10	6.13	04/15/16	500	505,000
Res-Care Inc.	7.75	10/15/13	1,000	1,017,500
Rite-Aid Corp.	8.63	03/01/15	425	367,094
Rite-Aid Corp.	9.75	06/12/16	425	454,219
SUPERVALU Inc.	8.00	05/01/16	1,040	1,047,800
Total Consumer Non-Cyclical
(Cost $8,810,840)				9,079,140
Energy - 20.8%
Arch Coal Inc. 6,10	8.75	08/01/16	1,000	1,102,500
Chesapeake Energy Corp. 10	6.88	11/15/20	850	901,000
Consol Energy Inc. 1	8.25	04/01/20	850	928,625
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.88	02/15/18	800	838,000
Edgen Murray Corp. 6	12.25	01/15/15	800	578,000
El Paso Corp. 10	7.00	06/15/17	1,000	1,061,866
Encore Acquisitions Co. 12	6.00	07/15/15	1	500
Frontier Oil Corp.	8.50	09/15/16	850	884,000
Hercules Offshore LLC 1,6	10.50	10/15/17	425	352,750
Hilcorp Energy I LP/Hilcorp Finance Co.1,6	8.00	02/15/20	850	873,375
International Coal Group Inc.	9.13	04/01/18	1,000	1,065,000
Linn Energy LLC/Linn Energy Finance Corp. 1,6	8.63	04/15/20	850	901,000
McJunkin Red Man Corp. 1,6	9.50	12/15/16	1,000	880,000
Newfield Exploration Co.	6.88	02/01/20	850	903,125
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 1,6	8.88	03/15/18	1,000	1,070,000
Pioneer Natural Resources Co. 10	5.88	07/15/16	500	516,436
Range Resources Corp. 10	7.50	05/15/16	450	470,250
Range Resources Corp. 10	6.75	08/01/20	500	520,000
Total Energy
(Cost $13,742,446)				13,846,427
Finance & Investment – 1.1%
FMC Finance III SA 3,10	6.88	07/15/17	500	535,000
Ford Motor Credit Company LLC.	7.00	10/01/13	1	536
Ginn-LA CS Borrower LLC 1,2,4,5,6,8	0.00	06/08/12	500	—
GMAC LLC	6.75	12/01/14	8	7,739
Trains HY-1-2006 1,2,6	6.99	05/01/16	165	163,581
Total Finance & Investment
(Cost $1,164,282)				706,856
Industrials - 1.0%
PulteGroup, Inc.
Total Industrials
(Cost $680,371)	6.38	05/15/33	850	680,000
Media - 9.2%
Cablevision Systems Corp. 10	8.63	09/15/17	1,000	1,100,000
CCO Holdings LLC/CCO Corp. 1,6,10	8.13	04/30/20	335	355,100
CCO Holdings LLC/CCO Corp. 1,6,10	7.25	10/30/17	250	253,438
Charter Communications Operating LLC 1,6,7	8.00	04/30/12	8	7,950
CSC Holdings Inc.	7.63	04/01/11	1	511
Insight Communications, Inc. 1,6	9.38	07/15/18	725	770,313
Lamar Media Corp.	6.63	08/15/15	1,000	1,023,750
Lamar Media Corp. 6	7.88	04/15/18	250	262,500
Liberty Media LLC	5.70	05/15/13	1	509
LIN Television Corp.	6.50	05/15/13	500	496,250
LIN Television Corp.	6.50	05/15/13	8	7,500
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	775	802,125
Virgin Media Finance PLC 3	9.13	08/15/16	1,000	1,070,000
Total Media
(Cost $5,917,408)				6,149,946
Services Cyclical - 9.4%
AMC Entertainment Inc.	8.75	06/01/19	1,000	1,053,750
ARAMARK Corp.	8.50	02/01/15	1,000	1,040,000
FTI Consulting Inc. 10	7.75	10/01/16	500	520,000
Iron Mountain Inc. 10	8.38	08/15/21	1,000	1,081,250
Iron Mountain Inc. 10	8.75	07/15/18	500	530,625
Maxim Crane Works L.P. 1,6	12.25	04/15/15	600	544,500
RSC Equipment Rental, Inc./RSC Holdings III, LLC 6	10.25	11/15/19	425	451,562
Sealy Mattress Co.	8.25	06/15/14	1	504
United Rentals North America, Inc.	9.25	12/15/19	1,000	1,082,500
Total Services Cyclical
(Cost $6,156,074)				6,304,691
Service Non-Cyclical - 3.1%
HCA Inc. 10	9.25	11/15/16	1,000	1,082,500
Service Corp. International 10	6.75	04/01/16	975	1,005,469
Total Services Non-Cyclical
(Cost $1,991,040)				2,087,969
Technology & Electronics - 1.9%
First Data Corp.	9.88	09/24/15	425	347,437
Freescale Semiconductor, Inc. 1,6	9.25	04/15/18	850	884,000
Sanmina-SCI Corporation	6.75	03/01/13	8	7,575
Unisys Corp.	8.00	10/15/12	8	7,838
Total Technology & Electronics
(Cost $1,263,709)				1,246,850
Telecommunications - 8.2%
Cincinnati Bell Inc.	8.25	10/15/17	800	808,000
Citizens Communications Corp.	6.25	01/15/13	1	524
Citizens Utility Corp. 10	7.13	03/15/19	1,250	1,281,250
Global Crossing Limited 3,6	12.00	09/15/15	1,000	1,130,000
PAETEC Holding Corp.	9.50	07/15/15	500	510,000
PAETEC Holding Corp.	8.88	06/30/17	500	522,500
Windstream Corp.	7.00	03/15/19	1,275	1,249,500
Total Telecommunications
(Cost $5,277,216)				5,501,774
Utility - 4.9%
Calpine Corp. 1	7.25	10/15/17	850	864,875
Dynegy Holdings Inc.	7.75	06/01/19	425	291,125
Edison Mission Energy	7.00	05/15/17	425	307,062
Midwest Generation LLC 10	8.56	01/02/16	555	549,101
NRG Energy Inc.	8.50	06/15/19	850	895,687
Texas Competitive Electric Holdings LLC 5,6	3.76	10/10/14	168	130,558
Texas Competitive Electric Holdings LLC 5,6	3.76	10/10/14	38	29,343
Texas Competitive Electric Holdings LLC 5,6	4.07	10/10/14	241	186,845
Texas Competitive Electric Holdings LLC 5,6	3.79	10/14/14	1	896
Total Utility
(Cost $3,308,017)				3,255,492
Total HIGH YIELD CORPORATE BONDS
(Cost $80,007,049)				81,443,482
			Shares
COMMON STOCKS - 0.0%
Consumer Non-Cyclical - 0.0%
Dex One Corp.
(Cost - $19,637)			65	798
PREFERRED STOCKS - 0.4%
Finance & Investment - 0.4%
J.P. Morgan Chase & Co. 2,9,10
(Cost - $246,917)	7.90		250,000	267,908
SHORT TERM INVESTMENT - 1.1%
AIM Liquid Assets, Institutional Class 2
(Cost - $755,793)	0.21		755,793	755,793
Total Investments - 127.0%
(Cost - $83,002,829)				84,724,336
Liabilities in Excess of Other Assets - (27.0)%				(18,021,400)
Total Net Assets - 100.00%				$66,702,936

FOOTNOTES:
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the total value of all such investments was $13,436,081 or 20.14% of net assets.

2 Variable Rate Security - Interest rate shown is the rate in effect as of September 30, 2010.

3 Foreign security or a U.S. security of a foreign company.

4 Issuer is currently in default on its regularly scheduled interest payment.

5 Term loan.

6 Private Placement.

7 Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

8 Restricted Illiquid Security - Security is not actively traded and would be difficult to sell in a current sale thus causing it to be not readily convertible into cash. The security was acquired on June 6, 2006 at a cost of $500,000 and the market value comprises less than 0.00% of the net assets at September 30, 2010.

9 Dividends (if declared) are to be paid semi-annually from October 30, 2008 to October 30, 2017 at a rate of 7.90%.
Beginning April 30, 2018, dividends (if declared) are to be paid quarterly at a floating rate of LIBOR plus 3.47%.
Dividends will not be cumulative.

10 Portion or entire principal amount delivered as collateral for reverse repurchase agreement.

11 Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.

12 Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of
Sepember 30, 2010, the total value of all such securities was $500 or 0.00% of net assets.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security.  A security may, however, be priced using a quote obtained from a single active market maker, as the case may be.  Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Trustees. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund.  The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information for securities valuations (including, but not limited to, broker-dealers, Bloomberg or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process.  The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.  Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP.  Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Preferred Stocks	Short Term Investments	Total
Level 1 — Quoted Prices	$—	$—	$798	$—	$755,793	$756,591
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,256,355	56,769,810	—	267,908	—	59,294,073
Level 3 — Significant Unobservable Inputs	—	24,673,672	—	—	—	24,673,672
Total	$2,256,355	$81,443,482	$798	$267,908	$755,793	$84,724,336

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Preferred Stocks	Short Term Investments	Total
Balance as of June 30, 2010	$—	$27,992,932	$—	$—	$—	$27,992,932
Accrued Discounts	—	104,333	—	—	—	104,333
Realized Gain/Loss	—	(165,940)	—	—	—	(165,940)
Change in Unrealized Appreciation	—	777,588	—	—	—	777,588
Net Purchases (Sales)	—	(67,254)	—	—	—	(67,254)
Net transfers in/out to Level 3*	—	(3,966,986)	—	—	—	(3,966,986)
Balance as of September 30, 2010	$—	$24,674,673	$—	$—	$—	$24,674,673
Change in unrealized gains or losses relating to assets still held at reporting date	$—	$507,081	$—	$—	$—	$507,081

During the quarter ended September 30, 2010, there were no transfers between Level 1 and Level 2.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at September 30, 2010 was as follows: cost of investments $83,002,829.  Net unrealized appreciation was $1,721,507 (gross unrealized appreciation - $3,084,453; gross unrealized depreciation - $1,362,946).

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained an account for its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At September 30, 2010, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity
		Amount
$3,697,619	JPMorgan Chase, 0.95%, dated 09/15/10, maturity date 11/16/10	$3,703,668
7,546,784	Barclays Bank PLC, 1.00%, dated 09/15/10, maturity date 11/16/10	7,559,781
1,016,312	JPMorgan Chase, 0.95%, dated 09/16/10, maturity date 11/17/10	1,017,975
2,588,100	Barclays Bank PLC, 1.00%, dated 09/16/10, maturity date 11/17/10	2,592,557
4,021,048	Barclays Bank PLC, 1.00%, dated 09/20/10, maturity date 11/18/10	4,027,638
761,271	Barclays Bank PLC, 0.95%, dated 09/24/10, maturity date 11/17/10	762,355
19,631,134	Maturity Amount, Including Interest Payable	$19,663,974
	Market Value of Assets Sold Under Agreements	$20,590,070
	Weighted Average Interest Rate	1.01%

The average daily balances of reverse repurchase agreements outstanding during the period ended September 30, 2010, was approximately $19,091,317 weighted average interest rate of 1.01% for Helios High Yield Fund.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $19,680,311, which was 22.74% of total assets for Helios High Yield Fund.
Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Helios High Yield Fund

By (Signature and Title)     /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date    November 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date    November 12, 2010

By (Signature and Title)*    /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date    November 12, 2010

* Print the name and title of each signing officer under his or her signature.